SCHEDULE 1 - COMPANY STATEMENT OF CHANGES IN EQUITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Beginning balance, Equity	$ 347,354	$ 1,360,230	$ 1,743,556
Shares repurchased and canceled through buyback program		(10,037)
Share-based payment expense	27,769	13,168	13,423
Other reclassifications related to share-based payment		(559)	(1,275)
Total transactions with owners	4,588	4,494	12,979
Loss for the period	(1,644,201)	(1,988,178)	(468,966)
Ending balance, Equity	(295,809)	347,354	1,360,230
Stated capital
Statement [Line Items]
Beginning balance, Equity	5,394,812	5,311,953	5,223,484
Shares repurchased and canceled through buyback program		(10,037)
Exercise of share options	8,327	92,896	88,469
Total transactions with owners	8,327	82,859	88,469
Ending balance, Equity	5,403,139	5,394,812	5,311,953
Accumulated losses
Statement [Line Items]
Beginning balance, Equity	(5,293,394)	(3,317,652)	(2,860,205)
Other reclassifications related to share-based payment		867	1,560
Total transactions with owners		867	1,560
Loss for the period	(1,632,025)	(1,976,609)	(459,007)
Ending balance, Equity	(6,925,419)	(5,293,394)	(3,317,652)
Other reserves
Statement [Line Items]
Beginning balance, Equity	8,430	(861,271)	(842,911)
Exercise of share options	(8,327)	(92,896)	(88,469)
Share-based payment expense	27,769	13,168	13,423
Other reclassifications related to share-based payment		(1,426)	(2,835)
Total transactions with owners	19,442	(81,154)	(77,881)
Ending balance, Equity	1,067,701	8,430	(861,271)
Parent Company
Statement [Line Items]
Beginning balance, Equity	4,970,470	4,855,873	5,173,263
Shares repurchased and canceled through buyback program		(10,037)
Share-based payment expense	20,171	13,168	13,423
Other reclassifications related to share-based payment		(559)	(1,275)
Total transactions with owners	20,171	2,572	12,148
Loss for the period	(1,308,563)	112,025	(329,538)
Ending balance, Equity	3,682,078	4,970,470	4,855,873
Parent Company | Stated capital
Statement [Line Items]
Beginning balance, Equity	5,394,812	5,311,953	5,223,484
Shares repurchased and canceled through buyback program		(10,037)
Exercise of share options	8,327	92,896	88,469
Total transactions with owners	8,327	82,859	88,469
Ending balance, Equity	5,403,139	5,394,812	5,311,953
Parent Company | Accumulated losses
Statement [Line Items]
Beginning balance, Equity	(617,504)	(730,396)	(402,418)
Other reclassifications related to share-based payment		867	1,560
Total transactions with owners		867	1,560
Loss for the period	(1,308,563)	112,025	(329,538)
Ending balance, Equity	(1,926,067)	(617,504)	(730,396)
Parent Company | Other reserves
Statement [Line Items]
Beginning balance, Equity	193,162	274,316	352,197
Exercise of share options	(8,327)	(92,896)	(88,469)
Share-based payment expense	20,171	13,168	13,423
Other reclassifications related to share-based payment		(1,426)	(2,835)
Total transactions with owners	11,844	(81,154)	(77,881)
Ending balance, Equity	$ 205,006	$ 193,162	$ 274,316